Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Long-term debt		$ 1,884,182	$ 1,315,757	$ 1,608,094
Shareholders' equity		$ 2,591,410	$ 2,463,070	$ 2,310,355
Debt-to-equity ratio		0.73	0.53
Debt-to-capitalization ratio	[1]	0.42	0.35

[1]	Long-term debt divided by the sum of shareholders' equity and long-term debt.